Chapter 11 Proceedings - Income Statement (Details) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Reorganization, Chapter 11 [Line Items]
Contract revenues		$ 335	$ 392
Management contract revenues	[1]	88	178
Total operating revenues		452	598
Management contract expenses	[1]	(115)	(208)
Depreciation		(83)	(182)
General and administrative expenses		(36)	(37)
Total operating expenses		(566)	(748)
Loss on impairment of long-lived assets		(152)	(1,230)
Loss on disposals		(11)	0
Other operating income	[1]	3	8
Total other operating items		(138)	(1,222)
Operating loss		(252)	(1,372)
Interest income	[1]	12	20
Total Interest expenses		(112)	(200)
Share in results of joint ventures		2	(66)
Foreign exchange gain/(loss)		9	(24)
Other financial items	[1]	(33)	(21)
Reorganization Items		(230)	0
Total financial and other non-operating items, net		(342)	(374)
Loss before income taxes		(594)	(1,746)
Income tax expense		(11)	(2)
Net loss		(605)	(1,748)
Reorganization, Chapter 11, Debtor-in-Possession
Reorganization, Chapter 11 [Line Items]
Contract revenues		335
Management contract revenues		88
Total operating revenues		452
Management contract expenses		(118)
Depreciation		(83)
General and administrative expenses		(36)
Total operating expenses		(569)
Loss on impairment of long-lived assets		(152)
Loss on disposals		(11)
Other operating income		3
Total other operating items		(138)
Operating loss		(255)
Interest income		1
Total Interest expenses		(79)
Share in results of joint ventures		1
Foreign exchange gain/(loss)		9
Other financial items		(13)
Reorganization Items		(230)
Total financial and other non-operating items, net		(311)
Loss before income taxes		(566)
Income tax expense		(9)
Net loss		(575)
Reimbursable revenues/ expenses
Reorganization, Chapter 11 [Line Items]
Revenues		17	19
Expenses		(16)	(17)
Reimbursable revenues/ expenses | Reorganization, Chapter 11, Debtor-in-Possession
Reorganization, Chapter 11 [Line Items]
Revenues		17
Expenses		(16)
Product and Service, Other [Member]
Reorganization, Chapter 11 [Line Items]
Revenues	[1]	12	9
Product and Service, Other [Member] | Reorganization, Chapter 11, Debtor-in-Possession
Reorganization, Chapter 11 [Line Items]
Revenues		12
Vessel and rig
Reorganization, Chapter 11 [Line Items]
Expenses		(316)	$ (304)
Vessel and rig | Reorganization, Chapter 11, Debtor-in-Possession
Reorganization, Chapter 11 [Line Items]
Expenses		$ (316)

[1]	Includes transactions with related parties. Refer to Note 28 – Related party transactions.